TAX-FREE FUND OF COLORADO
                                Supplement to the
                       Statement of Additional Information
                      Dated April 24, 2006 as Supplemented
                                  June 16, 2006



         The material under the caption "Management of the Trust" is replaced by the following:


                             Management of the Fund

The Board of Trustees

         The business and affairs of the Fund are managed under the direction and control of its Board of Trustees. The Board of Trustees has authority over every aspect of the Fund's operations, including approval of the advisory and any sub-advisory agreements and their annual renewal, the contracts with all other service providers and payments under the Fund's Distribution Plan and Shareholder Services Plan.

         The Fund has an Audit Committee, consisting of all of the Trustees who are "independent" and are not "interested persons" of the Fund. The Committee recommends to the Board of Trustees what independent registered public accounting firm will be selected by the Board of Trustees, reviews the methods, scope and result of audits and the fees charged, and reviews the adequacy of the Fund's internal accounting procedures and controls. The Audit Committee had four meetings during the last fiscal year.

         The Fund has a Nominating Committee, consisting of all of the non-interested Trustees. While the Nominating Committee held no meetings during the last fiscal year, its members addressed the responsibilities of the Committee during private meetings as non-interested Trustees, at which they considered nominations and other issues involving Board structure. The committee will consider nominees recommended by the shareholders who may send recommendations to the committee in care of the Manager at 380 Madison Avenue, New York, NY 10017.

         On June 21, 2006, Mr. Lyle W. Hillyard was elected by the shareholders as a Trustee. Mr J. William Weeks did not stand for re-election by the shareholders and became a Trustee Emeritus effective June 21, 2006. A Trustees Emeritus may attend Board meetings but has no voting power.

Trustees and Officers

         The following material includes information about each Trustee, officer and Trustee Emeritus of the Fund. All shares of the Fund listed as owned by the Trustees are Class A Shares unless indicated otherwise.



                         Positions Held                                Number of          Other Directorships
                         with                                          Portfolios in      Held by Trustee
                         Fund                                          Fund Complex       (The position held is a
Name, Address(1) and     and Length of     Principal Occupation(s)     Overseen by        directorship unless
Date of Birth            Service(2)        During Past 5 Years         Trustee            indicated otherwise.)
-------------            -------           -------------------         -------------      ---------------------

Interested Trustee(3)
Diana P. Herrmann         Trustee since    Vice Chair and Chief Executive     12                   None
New York, NY              2000 and         Officer of Aquila Management
(02/25/58)                President        Corporation, Founder of the
                          since 1999       Aquila Group of Fundssm (4) and
                                           parent of Aquila Investment
                                           Management LLC, Manager, since
                                           2004, President and Chief
                                           Operating Officer since 1997, a
                                           Director since 1984, Secretary
                                           since 1986 and previously its
                                           Executive Vice President, Senior
                                           Vice President or Vice
                                           President, 1986-1997; Chief
                                           Executive Officer and Vice Chair
                                           since 2004 and President, Chief
                                           Operating Officer and Manager of
                                           the Manager since 2003; Chair,
                                           Vice Chair, President, Executive
                                           Vice President or Senior Vice
                                           President of funds in the Aquila
                                           Group of Fundssm since 1986;
                                           Director of the Distributor
                                           since 1997; trustee, Reserve
                                           Money-Market Funds, 1999-2000
                                           and Reserve Private Equity
                                           Series, 1998-2000; Governor,
                                           Investment Company Institute and
                                           head of its Small Funds
                                           Committee since 2004; Director
                                           of ICI Mutual Insurance Company
                                           since 2006; active in charitable
                                           and volunteer organizations.

Non-Interested
Trustees

Anne J. Mills             Chair of Board   President, Loring Consulting       4                   None
Castle Rock, CO           of Trustees      Company since 2001; Vice
(12/23/38)                since 2005 and   President for Business Affairs,
                          Trustee since    Ottawa University, 1992-2001;
                          1987             IBM Corporation, 1965-1991;
                                           Budget Review Officer, the American
                                           Baptist Churches/USA, 1994-1997;
                                           director, the American Baptist
                                           Foundation; Trustee, Ottawa
                                           University; and Trustee Emerita,
                                           Brown University.

Tucker Hart Adams         Trustee since    President, The Adams Group,        2      Director, Colorado Health
Colorado Springs,         1989             Inc., an economic consulting              Facilities Authority and
CO                                         firm, since 1989; formerly Chief          Mortgage Analysis Computer
(01/11/38)                                 Economist, United Banks of                Corp.
                                           Colorado; currently or formerly
                                           active with numerous professional and
                                           community organizations.

Thomas A.                Trustee since     Vice President of Robinson,        2                   None
Christopher              2004              Hughes & Christopher, C.P.A.s,
Danville, KY                               P.S.C., since 1977; President, A
(12/19/47)                                 Good Place for Fun, Inc., a
                                           sports facility, since 1987; currently
                                           or formerly active with various
                                           professional and community
                                           organizations.

Gary C. Cornia            Trustee since    Director, Romney Institute of      4                   None
Orem, UT                  2000             Public Management, Marriott
(06/24/48)                                 School of Management, Brigham
                                           Young University, 2004 - present;
                                           Professor, Marriott School of
                                           Management, 1980 - present; Past
                                           President, the National Tax
                                           Association; Fellow, Lincoln
                                           Institute of Land Policy, 2002-2003;
                                           Associate Dean, Marriott School of
                                           Management, Brigham Young University,
                                           1991-2000; Utah Governor's Tax Review
                                           Committee since 1993.


Lyle W. Hillyard          Trustee since    President of the law firm of       2                   None
Logan, UT                 2006             Hillyard, Anderson & Olsen,
(09/25/40)                                 Logan, Utah, since 1967; member
                                           of Utah Senate, 1985 to present, in
                                           the following positions: President,
                                           2000, Senate Majority Leader,
                                           1999-2000, Assistant Majority Whip,
                                           1995-1998; served as Chairman of the
                                           following Senate Committees: Tax and
                                           Revenue, Senate Judiciary Standing,
                                           Joint Executive Appropriations, and
                                           Senate Rules; also served on the
                                           Appropriations Subcommittees for
                                           Higher Education and for Public
                                           Education.

John C. Lucking           Trustee          President, Econ-Linc, an           3      Director, Sanu Resources
Phoenix, AZ               since 2000       economic consulting firm, since
(05/20/43)                                 1995; formerly Consulting
                                           Economist, Bank One Arizona and Chief
                                           Economist, Valley National Bank;
                                           member, Arizona's Joint Legislative
                                           Budget Committee Economic Advisory
                                           Panel and the Western Blue Chip
                                           Economic Forecast Panel; Board,
                                           Northern Arizona University
                                           Foundation since 1997; member,
                                           various historical, civic and
                                           economic associations.

  Other Individuals

  Trustees Emeritus(5)

Lacy B. Herrmann        Founder and        Founder and Chairman of the         N/A                  N/A
New York, NY            Chairman           Board, Aquila Management
(05/12/29)              Emeritus since     Corporation, the sponsoring
                        2005, Chairman     organization and parent of the
                        of the Board       Manager or Administrator and/or
                        of Trustees,       Adviser or Sub-Adviser to each
                        1987-2005          fund of the Aquila Group of
                                           Fundssm; Chairman of the Manager or
                                           Administrator and/or Adviser or
                                           Sub-Adviser to each since 2004; Founder
                                           and Chairman Emeritus of each fund in
                                           the Aquila Group of Fundssm; previously
                                           Chairman and a Trustee of each fund in
                                           the Aquila Group of Fundssm since its
                                           establishment until 2004 or 2005;
                                           Director of the Distributor since 1981
                                           and formerly Vice President or
                                           Secretary, 1981-1998; Trustee Emeritus,
                                           Brown University and the Hopkins
                                           School; active in university, school
                                           and charitable organizations.

J. William Weeks          Trustee          Retired; limited partner in real    N/A                  N/A
Palm Beach, FL            Emeritus since   estate partnerships Alex, Brown &
(06/22/27)                2006             Sons No. 1 and 2; formerly Senior
                                           Vice President or Vice President
                                           of the Aquila Municipal Bond
                                           Funds; and Vice President of the
                                           Distributor.

Officers

Charles E.                Executive Vice   Executive Vice President of all     N/A                N/A
Childs, III               President        funds in the Aquila Group of
New York, NY              since 2003       Fundssm and the Manager and the
(04/01/57)                                 Manager's parent since 2003;
                                           formerly Senior Vice President,
                                           corporate development, Vice
                                           President, Assistant Vice President
                                           and Associate of the Manager's parent
                                           since 1987; Senior Vice President,
                                           Vice President or Assistant Vice
                                           President of the Aquila Money-Market
                                           Funds, 1988-2003.

Stephen J. Caridi         Senior Vice      Vice President of the              N/A                 N/A
New York, NY (05/06/61)   President        Distributor since 1995; Vice
                          since 2004       President, Hawaiian Tax-Free
                                           Trust since 1998; Senior Vice
                                           President, Narragansett Insured
                                           Tax-Free Income Fund since 1998,
                                           Vice President 1996-1997; Senior
                                           Vice President, Tax-Free Fund of
                                           Colorado since 2004; Assistant
                                           Vice President, Tax-Free Fund
                                           For Utah since 1993.

Jerry G. McGrew           Senior Vice      President of the Distributor       N/A                 N/A
New York, NY (06/18/44)   President        since 1998, Registered Principal
                          since 1997       since 1993, Senior Vice
                                           President, 1997-1998 and Vice
                                           President, 1993-1997; Senior
                                           Vice President, Aquila Rocky
                                           Mountain Equity Fund and five
                                           Aquila Municipal Bond Funds
                                           since 1995; Vice President,
                                           Churchill Cash Reserves Trust,
                                           1995-2001.

Emily T. Rae              Vice President   Vice President of Aquila Rocky     N/A                 N/A
Aurora, CO                since 2002       Mountain Equity Fund and
(03/02/74)                                 Tax-Free Fund of Colorado since
                                           2002; investment analyst, Colorado
                                           State Bank and Trust, 2001-02;
                                           financial analyst, J.P. Morgan,
                                           2000-01, senior registered associate,
                                           Kirkpatrick Pettis, 1998-2000.

Robert W. Anderson        Chief            Chief Compliance Officer of the    N/A                  N/A
New York, NY (08/23/40)   Compliance       Fund, the Manager and the
                          Officer since    Distributor since 2004,
                          2004 and         Compliance Officer of the
                          Assistant        Manager or its predecessor and
                          Secretary        current parent 1998-2004 and
                          since 2000       Assistant Secretary of the
                                           Aquila Group of Fundssm since
                                           2000.

Joseph P. DiMaggio        Chief            Chief Financial Officer of the     N/A                 N/A
New York, NY              Financial        Aquila Group of Fundssm since
(11/06/56)                Officer since    2003 and Treasurer since 2000.
                          2003 and
                          Treasurer
                          since 2000

Edward M. W. Hines        Secretary        Partner, Hollyer Brady Barrett &   N/A                 N/A
New York, NY              since 1987       Hines LLP, legal counsel to the
(12/16/39)                                 Fund, since 1989; Secretary of
                                           the Aquila Group of Fundssm.

John M. Herndon           Assistant        Assistant Secretary of the         N/A                 N/A
New York, NY (12/17/39)   Secretary        Aquila Group of Fundssm since
                          since            1995 1995 and Vice President of the
                                           three Aquila Money-Market Funds since
                                           1990; Vice President of the Manager
                                           or its predecessor and current parent
                                           since 1990.

Lori A. Vindigni         Assistant         Assistant Treasurer of the         N/A                 N/A
New York, NY             Treasurer since   Aquila Group of Fundssm since
(11/02/66)               2000              2000; Assistant Vice President
                                           of the Manager or its predecessor and
                                           current parent since 1998; Fund
                                           Accountant for the Aquila Group of
                                           Fundssm, 1995-1998.

 (1) The mailing address of each Trustee and officer is c/o Tax-Free Fund of Colorado, 380 Madison Avenue, New York, NY 10017.

(2) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(3) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.

(4) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the "Aquila Group of Fundssm."

(5) A Trustee Emeritus may attend Board meetings but has no voting power.



                       Securities Holdings of the Trustees
                                (as of 12/31/05)

                            Dollar Range of              Aggregate Dollar Range
Name of                     Ownership in Tax-Free        of Ownership in Aquila
Trustee                     Fund of Colorado(1)          Group of Fundssm(1)
-------                     ----------------             -------------------

Interested Trustee

Diana P. Herrmann                C(2)                             E(2)

Non-interested Trustees

Anne J. Mills                      D                              D

Tucker H. Adams                    B                              B

Thomas A. Christopher              C                              D

Gary C. Cornia                     C                              E

Lyle W. Hillyard                  B(3)                            C

John C. Lucking                    C                              E

(1)      A. None
         B. $1-$10,000
         C. $10,001-$50,000
         D. $50,001-$100,000
         E. over $100,000

(2)     As of April 4, 2006

(3)     As of April 26, 2006

         None of the non-interested Trustees or their immediate family members holds of record or beneficially any securities of the Manager or the Distributor.

         The Fund does not currently pay fees to any of the Fund's officers or to Trustees affiliated with the Manager or the Sub-Adviser, Kirkpatrick Pettis Capital Management, a Division of Davidson Fixed Income Management. For its fiscal year ended December 31, 2005, the Fund paid a total of $136,144 in compensation and reimbursement of expenses to the Trustees. No other compensation or remuneration of any type, direct or contingent, was paid by the Fund to its Trustees.

         The Fund is one of the 12 funds in the Aquila Group of Fundssm, which consists of three money-market funds, seven tax-free municipal bond funds, a high-income corporate bond fund and an equity fund. The following table lists the compensation of all non-interested Trustees who received compensation from the Fund and the compensation they received during the Fund's fiscal year from other funds in the Aquila Group of Fundssm. None of such Trustees has any pension or retirement benefits from the Fund or any of the other funds in the Aquila Group of Fundssm.


                                                Compensation          Number of
                                                from all              boards on
                           Compensation         funds in the          which the
                           from the             Aquila Group          Trustee
Name                       Fund                 of Fundssm            Serves

Anne J.
Mills                      $24,850              $82,750               4

Tucker H.
Adams                      $14,900              $38,175               2

Thomas A.
Christopher                $17,900              $42,763               2

Gary C.
Cornia                     $15,625              $75,025               4

Lyle W.
Hillyard                   $     0              $14,100               2

John C.
Lucking                    $15,400              $49,275               3

         Class A Shares may be purchased without a sales charge by the Fund's Trustees and officers. (See "Reduced Sales Charges for Certain Purchases of Class A Shares," below.)

                         The date of this supplement is
                                 August 9, 2006

                            TAX-FREE FUND OF COLORADO
                         Supplement to the Prospectuses
                      Dated April 24, 2006 as Supplemented
                                  June 16, 2006


         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

Anne J. Mills, Chair
Tucker Hart Adams
Thomas A. Christopher
Gary C. Cornia
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

J. William Weeks, Trustee Emeritus




                         The date of this supplement is
                                 August 9, 2006